Valuation adjustments - Breakdown by type - Available-for-sale (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	$ (1,226)
Financial assets at fair value through other comprehensive income	155,789
Net Valuation Gains (Losses), Available-for-sale financial assets		$ 1,932	$ (3,505)
Financial assets available-for-sale		165,742
Debt instruments.
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	930
Valuation Losses, Financial assets at fair value through other comprehensive income	(2,156)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	(1,226)
Financial assets at fair value through other comprehensive income	154,483
Valuation Gains, Available-for-sale financial assets		2,784
Valuation Losses, Available-for-sale financial assets		(849)
Net Valuation Gains (Losses), Available-for-sale financial assets		1,935
Financial assets available-for-sale		164,947
Equity instruments.
Financial instruments
Valuation Losses, Financial assets at fair value through other comprehensive income	(13)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	(13)
Financial assets at fair value through other comprehensive income	$ 535
Valuation Gains, Available-for-sale financial assets		23
Valuation Losses, Available-for-sale financial assets		(26)
Net Valuation Gains (Losses), Available-for-sale financial assets		(3)
Financial assets available-for-sale		$ 795